Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000069523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	$ 9,421.66		$ 11,203.55	$ 13,414.51	$ 14,788.56	$ 16,125.38	$ 24,764.27	$ 25,347.98	$ 21,115.98	$ 29,285.29	$ 33,000.37	$ 37,681
C000069524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		11,803.77	14,039.94	15,359.44	16,629.11	25,340.83	25,735.51	21,280.51	29,281.98	32,749.51	37,140
C000069525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		11,925.22	14,318.67	15,827.49	17,291.58	26,615.31	27,321.54	22,813.05	31,711.57	35,820.23	41,025
C000127666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,193,410.57	1,432,719.64	1,583,023.46	1,730,954.21	2,663,998.58	2,733,466.34	2,284,232.39	3,172,767.83	3,585,480.5	4,104,600
C000000108 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
Accumulated Value	10,000		11,916.91	14,302.09	15,797.36	17,250.71	26,544.79	27,232.65	22,722.87	31,566.27	35,641.17	40,789
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index (broad-based index)
Accumulated Value	10,000		12,553	14,649.35	15,380.35	16,583.09	22,267.77	25,322.91	23,243.9	30,172.91	35,637.22	41,608.33
Russell 1000 C000127666 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,255,300	1,464,935.1	1,538,035.36	1,658,309.73	2,226,778.31	2,532,292.29	2,324,391.09	3,017,292.07	3,563,723.66	4,160,799.63
Russell 1000 Growth C000127666 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,221,500	1,540,433.65	1,642,410.36	1,890,578.57	2,727,348.65	3,069,630.91	2,660,142.15	3,881,945.44	4,648,629.66	5,335,600.12
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 12,215	$ 15,404.34	$ 16,424.11	$ 18,905.79	$ 27,273.49	$ 30,696.31	$ 26,601.42	$ 38,819.45	$ 46,486.29	$ 53,355.96